Related parties (Details) - COP ($) $ in Millions	Sep. 30, 2023	Dec. 31, 2022
Joint ventures and Associates
Accounts receivable	$ 151,923	$ 110,186
Accounts receivable, Current	151,923	110,186
Loans receivable	130,945	557
Loans receivable, Current	639	222
Loans receivable, Non-current	130,306	335
Other assets	108	1,087
Other assets, Current	108	1,087
Accounts payable	59,547	67,879
Accounts payable, Current	59,547	67,879
Loans payable	715,020	815,056
Loans payable, Current	715,020	815,056
Other liabilities	1,929	2,701
Other liabilities, Current	1,929	2,701
Gases del Caribe S.A. E.S.P. | Associates
Joint ventures and Associates
Accounts receivable	78,617
Gas Natural del Oriente S.A. E.S.P. | Associates
Joint ventures and Associates
Accounts receivable	4,735
Accounts payable	6,343	7,048
Gases de la Guajira S.A. E.S.P. | Associates
Joint ventures and Associates
Accounts receivable	879
Extrucol S.A. | Associates
Joint ventures and Associates
Accounts receivable	721	2
Accounts payable	753	854
E2 Energia Eficiente S.A. E.S.P. | Associates
Joint ventures and Associates
Accounts receivable	10,029	7,397
Accounts payable	62	4,152
Equion Energa Limited | Joint Ventures
Joint ventures and Associates
Accounts receivable		127
Other assets	108	1,087
Accounts payable	2,029	2,004
Loans payable	715,020	815,056
Other liabilities	1,828	2,698
Ecodiesel Colombia S.A. | Joint Ventures
Joint ventures and Associates
Accounts receivable	3,682	13,155
Accounts payable	50,360	53,821
Other liabilities	101	3
Interligao Eltrica do Madeira S.A. | Joint Ventures
Joint ventures and Associates
Accounts receivable	42,226	89,505
Interligao Eltrica Garanhuns S.A. | Joint Ventures
Joint ventures and Associates
Accounts receivable	11,034
Loans receivable	38	40
Interligao Eltrica Paraguau S.A. | Joint Ventures
Joint ventures and Associates
Loans receivable	25
Interligao Eltrica Aimors S.A. | Joint Ventures
Joint ventures and Associates
Loans receivable	25
Interligao Eltrica Iva S.A. | Joint Ventures
Joint ventures and Associates
Loans receivable	544	182
Derivex S.A. | Joint Ventures
Joint ventures and Associates
Loans receivable	335	$ 335
Conexion Kimal Lo Aguirre S.A. | Joint Ventures
Joint ventures and Associates
Loans receivable	$ 129,978